Note 3 - Balance Sheet Components	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
3.	Balance Sheet Components

Prepaid Expenses – Prepaid expenses consist of the following as of December 31, 2022 and 2021:

	2022	2021
Prepaid clinical trial costs (current portion)	$1,171,077	$-
Prepaid insurance premiums	107,876	123,248
Prepaid rent	13,045	13,045
Other prepaid expenses	34,000	19,947
Total prepaid expenses	$1,325,998	$156,240

Property and Equipment – Property and equipment consist of the following as of December 31, 2022 and 2021:

	2022	2021
Equipment and furnishings	$725,812	$591,554
Leasehold improvements	115,605	115,605
Total property and equipment	841,417	707,159
Accumulated depreciation and amortization	(606,505)	(550,221)
Property and equipment, net	$234,912	$156,938

Depreciation expense was $56,284 and $38,521 during the years ended December 31, 2022 and 2021, respectively.

Other Assets – Other assets consist of the following as of December 31, 2022 and 2021:

	2022	2021
Prepaid clinical trial costs (noncurrent portion)	$2,083,276	$-
Prepaid technology license fees	80,000	-
Deposits	11,010	11,010
Total other assets	$2,174,286	$11,010

Accrued Expenses – Accrued expenses consist of the following as of December 31, 2022 and 2021:

	2022	2021
Accrued license fees (current portion)	$2,000,000	$3,000,000
Payroll-related liabilities	550,810	269,000
Other accrued expenses	449,402	108,826
Total accrued expenses	$3,000,212	$3,377,826

Other Liabilities – Other liabilities were $2,000,000 at December 31, 2021 and consist of the noncurrent portion of accrued technology license fees.